Revenue - Schedule of Disaggregated Revenue by Primary Geographic Areas (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregated revenue by principal geographic areas [line items]
Revenue	€ 26,797	€ 27,563	€ 27,104
Continuing operations [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	26,790	25,220	24,789
Continuing operations [member] | Republic of Ireland [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	468	435	403
Continuing operations [member] | Benelux (Mainly the Netherlands) [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	2,431	2,589	2,576
Continuing operations [member] | United Kingdom [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	3,268	3,023	3,091
Continuing operations [member] | Rest of Europe [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	6,685	6,348	6,250
Continuing operations [member] | United States [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	11,961	10,844	10,415
Continuing operations [member] | Rest of World [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	1,977	1,981	2,054
Discontinued operations [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	7	€ 2,343	€ 2,315
Europe Heavyside [member] | Continuing operations [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	7,611
Europe Heavyside [member] | Continuing operations [member] | Republic of Ireland [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	468
Europe Heavyside [member] | Continuing operations [member] | Benelux (Mainly the Netherlands) [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	562
Europe Heavyside [member] | Continuing operations [member] | United Kingdom [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	3,045
Europe Heavyside [member] | Continuing operations [member] | Rest of Europe [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	3,536
Europe Lightside [member] | Continuing operations [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	1,508
Europe Lightside [member] | Continuing operations [member] | Benelux (Mainly the Netherlands) [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	371
Europe Lightside [member] | Continuing operations [member] | United Kingdom [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	223
Europe Lightside [member] | Continuing operations [member] | Rest of Europe [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	791
Europe Lightside [member] | Continuing operations [member] | Rest of World [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	123
Europe Distribution [member] | Continuing operations [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	3,856
Europe Distribution [member] | Continuing operations [member] | Benelux (Mainly the Netherlands) [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	1,498
Europe Distribution [member] | Continuing operations [member] | Rest of Europe [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	2,358
Americas Materials [member] | Continuing operations [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	8,951
Americas Materials [member] | Continuing operations [member] | United States [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	7,896
Americas Materials [member] | Continuing operations [member] | Rest of World [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	1,055
Americas Products [member] | Continuing operations [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	4,433
Americas Products [member] | Continuing operations [member] | United States [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	4,065
Americas Products [member] | Continuing operations [member] | Rest of World [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	368
Asia [member] | Continuing operations [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	431
Asia [member] | Continuing operations [member] | Rest of World [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	€ 431